Cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Cash and cash equivalents
Cash	€ 831,885,000		€ 620,145,000
Securities and time deposits	1,313,747,000		357,964,000
Cash and cash equivalents	2,145,632,000	€ 978,109,000	978,109,000	€ 708,882,000	€ 708,882,000	€ 504,730,000
Restricted cash	€ 5,002,000		€ 53,694,000